Equity (Schedule of Stock Option Activity) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Number of Options:
Balance, beginning	2,615,461
Granted	1,608,885
Exercised	(140,476)	(93,591)
Forfeited	(464,266)
Balance, ending	3,619,604
Exercisable	1,477,347
Weighted Average Exercise Price:
Balance, beginning	$ 37.21
Granted	20.51
Exercised	15.77
Forfeited	40.97
Balance, ending	30.14
Exercisable	$ 38.88